Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of Reserved for Future Issuance
As of September 30, 2023 and December 31, 2022, the Company had reserved for future issuance the following number of shares of common stock (in thousands):

	September 30, 2023	December 31, 2022
Conversion of outstanding Series Seed Preferred Stock	13,781	13,781
Conversion of outstanding Series A Preferred Stock	40,848	40,848
Conversion of outstanding Series B-1 Preferred Stock	22,222	22,222
Conversion of outstanding Series B-2 Preferred Stock	20,863	4,496
Future issuances of Series B-2 Preferred Stock	—	16,367
Vesting of restricted common stock	4	58
Exercises of outstanding stock options	12,304	9,280
Exercise of outstanding warrant	162	162
Future issuances under 2019 Stock Incentive Plan	950	3,218

Total reserved for future issuance	111,134	110,432

As of December 31, 2022 and 2021, the Company had reserved for future issuance the following number of shares of common stock (in thousands):

	December 31,
	2022	2021
Conversion of outstanding Series Seed Preferred Stock	13,781	13,781
Conversion of outstanding Series A Preferred Stock	40,848	40,848
Conversion of outstanding Series B-1 Preferred Stock	22,222	22,222
Conversion of outstanding Series B-2 Preferred Stock	4,496	4,496
Future issuances of Series B-2 Preferred Stock	16,367	16,367
Vesting of restricted common stock	58	488
Exercises of outstanding stock options	9,280	8,322
Exercise of outstanding warrant	162	162
Future issuances under 2019 Stock Incentive Plan	3,218	4,361

Total reserved for future issuance	110,432	111,047